Convertible Loans (As Restated)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Loans (As Restated)

13. Convertible Loans (As Restated)

In July 2020, the Company executed a convertible loan agreement under which certain persons agreed to make convertible loans to the Company amounting to an aggregate of $12.6 million (the “Convertible Loan Agreement”). In November 2020 and December 2020, the Company received additional convertible loans under the Convertible Loan Agreement for an aggregate principal amount of $0.1 million and $14.1 million, respectively.Between January and April 2021, the Company issued additional convertible loans with an aggregate principal amount of $20.9 million (such amounts, together with the other loan amounts under the Convertible Loan Agreement, the “Convertible Loans”), $4.8 million of which was issued through the conversion of accounts payable and recognition of prepaid revenue share costs with a related party (see Note 24).

The Convertible Loans bear interest at a fixed rate of 8.0% per annum until the earlier of July 21, 2023 (the “Maturity Date”) or the date on which they are redeemed or converted. Upon the Maturity Date, the Convertible Loans convert into the most senior class of shares in the Company at a price per share equal to 60.0% of the lowest price per share paid by an investor in the then most recent equity financing, subject to cap on the price per share at which the Loans convert into shares in the Company, determined by dividing a valuation cap for the Company of £206.5 million by the number of shares comprising the Company’s fully diluted share capital at the relevant time (the “Valuation Cap”).

In the event of an equity financing round, whereby the Company raises an amount equal to at least the aggregate amount of the Loans received by the Company at the time of such financing round, in newly committed capital prior to the Maturity Date from one or a series of related issuances of shares to investors (“Qualified Financing”), all outstanding principal and accrued interest will convert into the most senior class of shares with identical rights and preferences as attached to, and with the same obligations as, the securities issued to the investors in the Qualified Financing (including any warrants, options, bonus shares or other economic rights made available to investors in such Qualified Financing) at a price per share equal to 60.0% of the lowest price per share paid by an investor in the Qualified Financing, subject to the Valuation Cap.

In the event of an equity financing round that is not a Qualified Financing (“Non-Qualified Financing”), holders of the majority of the Convertible Loans then outstanding (excluding the single largest holder of the Convertible Loans) have the option to convert all the outstanding principal and unpaid interest of the Convertible Loans into the most senior class of shares with identical rights and preferences as attached to, and with the same obligations as, the securities issued to the investors in the Non-Qualified Financing (including any warrants, options, bonus shares or other economic rights made available to investors in such Non-Qualified Financing) at a price per share equal to 60.0% of the lowest price per share paid by an investor in the Non-Qualified Financing, subject to the Valuation Cap.

Upon a change of control in the Company, sale of all or substantially all of the group’s undertaking and assets, or an admission of all or any of the Company’s shares or securities to trading on certain exchanges (each, an “Exit”), the Convertible Loans will convert into the most senior class of shares in the Company in issue at the time of the Exit where: (i) a lender would receive a greater amount as cash consideration on an Exit for the sale of the shares that are issued to it on conversion of its Loan than it would otherwise receive had it been repaid its Loan with a redemption premium equal to 100% of the principal amount outstanding (the “Redemption Premium”); or the Lenders would receive any non-cash consideration for the sale of such shares (unless the single largest holder of the Convertible Loans (in respect of its Convertible Loan) or a majority the other lenders (in respect of the remaining loans) elect to redeem their loans), in each case at a price per share equal to 60.0% of the lowest price per share paid by an investor in the then most recent equity financing, subject to the Valuation Cap.

Upon an event of default, including failure to comply with the Company’s payment and other obligations under the Convertible Loans, the outstanding principal and accrued interest, together with the Redemption Premium, becomes due and payable. Rather than allow their Convertible Loans to convert on whichever applies of: (i) the Maturity Date, (ii) the date of a Qualified Financing, Non-Qualified Financing, or (iii) an Exit, a majority of the lenders (in respect of the remaining loans) may elect to receive repayment of their Convertible Loans together with the Redemption Premium.

The Convertible Loans are not voluntarily redeemable or prepayable at the election of the Company — redemption or prepayment of the Convertible Loans requires the prior written consent of each Lender.

The Company assessed whether an immediate beneficial conversion feature (“BCF”) existed with regards to the conversion option upon maturity at each issuance of the Convertible Loans. A beneficial conversion feature exists when convertible instruments are issued with an initial “effective conversion price” that is less than the fair value of the underlying share. The Company determined that there was a BCF associated with such conversion feature upon issuance of the December 2020 Convertible Loans, January 2021 Convertible Loans and April 2021 Convertible Loans, respectively, and recorded a total BCF of $10.0 million , $19.6 million and $11.7 million to additional paid-in capital on the Consolidated Balance Sheet, representing the intrinsic value of the in-the-money portion of the conversion option upon maturity, with an offsetting reduction to the carrying amount of the December 2020 Convertible Loans, January 2021 Loans and April 2021 Loans as a debt discount upon issuance.

The Company concluded that the conversions in the event of a Qualified Financing and Non-Qualified Financing represented redemption features and, along with the redemption features upon an Exit and an event of default, each met the definition of embedded derivative that was required to be accounted for as a separate unit of accounting (see Note 4).

The Company recorded the combined issuance-date fair value of the derivative liabilities of $20.3 million as a derivative associated with the December 2020 Convertible Loans. The offsetting debt discount is limited to the proceeds allocated to the December 2020 Convertible Loans. After reducing the carrying value of the December 2020 Convertible Loans by the BCF of $10.0 million and debt issuance costs of $0.5 million, the issuance-date fair value of the derivative liabilities associated with the December 2020 Convertible Loans exceeded its allocated proceeds by $16.0 million. As a result, the carrying value of the December 2020 Convertible Loans was reduced to zero and a loss on issuance of $16.0 million was recorded on the Consolidated Statements of Operations and Comprehensive Loss.

The Company recorded combined issuance-date fair value of the derivative liabilities of $42.6 million as a derivative associated with the January 2021 Convertible Loans and April 2021 Convertible Loans. The offsetting debt discount is limited to the proceeds allocated to the January 2021 Convertible Loans and April 2021 Convertible Loans. After reducing the carrying value of the January 2021 Convertible Loans and April 2021 Convertible Loans by the BCF of $31.3 million and debt issuance costs of $1.0 million, the issuance-date fair value of the derivative liabilities associated with the January 2021 Convertible Loans and April 2021 Convertible Loans exceeded its allocated proceeds by $54.0 million. As a result, the carrying value of the January 2021 Convertible Loans and April 2021 Convertible Loans were reduced to zero and a loss on issuance of $54.0 million was recorded on the Consolidated Statements of Operations and Comprehensive Loss.

The discounted carrying amount of the Convertible Loans is accreted to the mandatory redemption amount, equal to the aggregate of the principal, accrued interest, and Redemption Premium, through the stated redemption date of July 21, 2023.

As of December 31, 2020, the fair value of the derivative liability was $39.8 million, with the change of $11.1 million being recorded as a loss on the Consolidated Statements of Operations and Comprehensive Loss during the year ended December 31, 2020. As of December 31, 2020, the value of the Convertible Loans, measured at amortized cost, was $6.1 million, inclusive of a debt discount of $20.7 million, and was classified as a long-term liability on the Company’s Consolidated Balance Sheets.

The derivative liability and Convertible Loans were extinguished on November 18, 2021 and converted into ordinary shares of Legacy Wejo, which were then converted into 10,460,460 common shares of the Company as a result of the Business Combination which was deemed to be a Qualified Financing. A loss on extinguishment on the Convertible Loans of $25.6 million was recognized on the Consolidated Statements of Operations and Comprehensive Loss during the year ended December 31, 2021. The change in the fair value of derivative liability was recorded as a gain of $12.9 million in the Consolidated Statements of Operations and Comprehensive Loss during the year ended December 31, 2021. The accretion of amortized cost of $3.6 million and $1.1 million was recorded in interest expense, net on the Consolidated Statements of Operations and Comprehensive Loss during the years ended December 31, 2021 and 2020, respectively.